Acquisitions, Investments And Disposals (Disposals Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended		12 Months Ended
	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2010	Jan. 31, 2011 Seiyu Ltd. [Member]	Jan. 31, 2010 Seiyu Ltd. [Member]	Jan. 31, 2009 Seiyu Ltd. [Member] stores
Business Acquisition [Line Items]
Unrecognized tax benefit related to worthless stock deduction from disposition of German operations			$ 1,700,000,000
Tax benefit recorded in discontinued operations	1,000,000,000
Number of stores to be divested by parent						23
Operating results, including restructuring and impairment, of discontinued operations				7,000,000	79,000,000
Discontinued operation of tax and interest expense		$ 67,000,000